Acquisitions - Schedule of Fair Value of Assets Acquired (Details) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	May 31, 2019
Business Combinations [Abstract]
Assets acquired: Furniture, Fixtures and Equipment	$ 330,234
Assets acquired: Inventory	83,310
Total assets acquired at fair value	413,544
Purchase consideration paid: 37,941 shares of common stock	413,544	$ 165,000	$ 6,090,000
Total purchase consideration paid	$ 413,544